Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers in and/or out of Level 3 (net), asset		¥ 0	¥ 0	¥ 0	¥ 0
Level 3 | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		176,919	131,538	141,060	133,457
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	4,393	4,291	10,011	4,281
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	2,401	1,394	5,711	1,827
Gains or losses (realized/ unrealized), asset, total		6,794	5,685	15,722	6,108
Purchases, asset	[3]	13,190	14,859	47,361	22,270
Sales, asset		0	(7,480)	(5,678)	(7,485)
Settlements, asset	[4]	(1,898)	(7,366)	(3,460)	(17,114)
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		195,005	137,236	195,005	137,236
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,391	285	9,995	321
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	2,558	1,410	6,090	1,904
Level 3 | Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		3,409	2,758	3,053	2,761
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	203	33	559	30
Gains or losses (realized/ unrealized), asset, total		203	33	559	30
Purchases, asset	[3]	0	0	0	0
Sales, asset		0	0	0	0
Settlements, asset	[4]	0	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		3,612	2,791	3,612	2,791
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	203	33	559	30
Level 3 | Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		625	901	697	1,021
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	0	0	0	0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0	(1)	0
Gains or losses (realized/ unrealized), asset, total		0	0	(1)	0
Purchases, asset	[3]	0	0	0	0
Sales, asset		0	0	0	0
Settlements, asset	[4]	(275)	(92)	(346)	(212)
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		350	809	350	809
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	0	0	0	0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0	0	0
Level 3 | Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		172,885	127,879	137,310	129,675
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	4,393	4,291	10,011	4,281
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	2,198	1,361	5,153	1,797
Gains or losses (realized/ unrealized), asset, total		6,591	5,652	15,164	6,078
Purchases, asset	[3]	13,190	14,859	47,361	22,270
Sales, asset		0	(7,480)	(5,678)	(7,485)
Settlements, asset	[4]	(1,623)	(7,274)	(3,114)	(16,902)
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		191,043	133,636	191,043	133,636
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	4,391	285	9,995	321
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	2,355	1,377	5,531	1,874
Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		124,735	88,113	112,972	91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	2,539	1,373	3,874	12,735
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	6,881	1,022	19,692	1,018
Gains or losses (realized/ unrealized), asset, total		9,420	2,395	23,566	13,753
Purchases, asset	[3]	621	2,339	2,500	13,691
Sales, asset		(4,040)	(496)	(7,144)	(26,375)
Settlements, asset	[4]	(364)	(343)	(1,522)	(471)
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		130,372	92,008	130,372	92,008
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	2,336	301	3,155	1,528
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	6,880	1,012	19,688	1,008
Level 3 | Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		124,735	88,113	112,972	91,410
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	2,539	1,373	3,874	12,735
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	6,881	1,022	19,692	1,018
Gains or losses (realized/ unrealized), asset, total		9,420	2,395	23,566	13,753
Purchases, asset	[3]	621	2,339	2,500	13,691
Sales, asset		(4,040)	(496)	(7,144)	(26,375)
Settlements, asset	[4]	(364)	(343)	(1,522)	(471)
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		130,372	92,008	130,372	92,008
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	2,336	301	3,155	1,528
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	6,880	1,012	19,688	1,008
Level 3 | Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(17,781)	19,012	(3,772)	13,790
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(5,681)	(3,590)	(18,486)	1,618
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,377)	183	(2,581)	197
Gains or losses (realized/ unrealized), asset, total		(7,058)	(3,407)	(21,067)	1,815
Purchases, asset	[3]	0	0	0	0
Sales, asset		0	0	0	0
Settlements, asset	[4]	0	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		(24,839)	15,605	(24,839)	15,605
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(5,681)	(3,590)	(18,486)	1,618
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,377)	183	(2,581)	197
Level 3 | Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		(17,781)	19,012	(3,772)	13,790
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(5,681)	(3,590)	(18,486)	1,618
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	(1,377)	183	(2,581)	197
Gains or losses (realized/ unrealized), asset, total		(7,058)	(3,407)	(21,067)	1,815
Purchases, asset	[3]	0	0	0	0
Sales, asset		0	0	0	0
Settlements, asset	[4]	0	0	0	0
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		(24,839)	15,605	(24,839)	15,605
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(5,681)	(3,590)	(18,486)	1,618
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	(1,377)	183	(2,581)	197
Level 3 | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset		5,732	5,878	5,214	6,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1]	(216)	(555)	121	(1,277)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2]	0	0	0	0
Gains or losses (realized/ unrealized), asset, total		(216)	(555)	121	(1,277)
Purchases, asset	[3]	321	481	632	1,050
Sales, asset		0	0	0	0
Settlements, asset	[4]	(135)	(240)	(265)	(506)
Transfers in and/or out of Level 3 (net), asset		0	0	0	0
Ending Balance, asset		5,702	5,564	5,702	5,564
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	(216)	(555)	121	(1,277)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	0	0	0	0
Level 3 | Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	[5]	5,732	5,878	5,214	6,297
Gains or losses (realized/ unrealized), included in earnings, asset	[1],[5]	(216)	(555)	121	(1,277)
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	[2],[5]	0	0	0	0
Gains or losses (realized/ unrealized), asset, total	[5]	(216)	(555)	121	(1,277)
Purchases, asset	[3],[5]	321	481	632	1,050
Sales, asset	[5]	0	0	0	0
Settlements, asset	[4],[5]	(135)	(240)	(265)	(506)
Transfers in and/or out of Level 3 (net), asset	[5]	0	0	0	0
Ending Balance, asset	[5]	5,702	5,564	5,702	5,564
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[5]	(216)	(555)	121	(1,277)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[5]	0	0	0	0
Level 3 | Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability		180,791	244,523	198,905	266,422
Gains or losses (realized/ unrealized), included in earnings, liability	[1]	2,204	(3,172)	11,679	(6,731)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2]	106	(51)	83	(84)
Gains or losses (realized/ unrealized), liability, total		2,310	(3,223)	11,762	(6,815)
Purchases, liability	[3]	0	0	0	0
Sales, liability		0	0	0	0
Settlements, liability	[4]	(8,304)	(21,525)	(16,966)	(47,016)
Transfers in and/or out of Level 3 (net), liability		0	0	0	0
Ending Balance, liability		170,177	226,221	170,177	226,221
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1]	2,204	(3,172)	11,679	(6,731)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2]	106	(51)	83	(84)
Level 3 | Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	[6]	180,791	244,523	198,905	266,422
Gains or losses (realized/ unrealized), included in earnings, liability	[1],[6]	2,204	(3,172)	11,679	(6,731)
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	[2],[6]	106	(51)	83	(84)
Gains or losses (realized/ unrealized), liability, total	[6]	2,310	(3,223)	11,762	(6,815)
Purchases, liability	[3],[6]	0	0	0	0
Sales, liability	[6]	0	0	0	0
Settlements, liability	[4],[6]	(8,304)	(21,525)	(16,966)	(47,016)
Transfers in and/or out of Level 3 (net), liability	[6]	0	0	0	0
Ending Balance, liability	[6]	170,177	226,221	170,177	226,221
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[6]	2,204	(3,172)	11,679	(6,731)
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[2],[6]	¥ 106	¥ (51)	¥ 83	¥ (84)

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.